Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

October 15, 2015

Fifth Third Bank

38 Fountain Square Plaza, Fifth Third Center

Cincinnati, Ohio 45263

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Fifth Third Bank (the “Company”) and Credit Suisse Securities (USA) LLC, Barclays Capital Inc., Citigroup Global Markets Inc. and RBC Capital Markets, LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of automobile receivables in conjunction with the proposed offering of Fifth Third Auto Trust 2015-1 (the “Transaction”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On September 23, 2015, representatives of the Company provided us with an automobile receivable listing (the “Receivable Listing”) with respect to 119,762 automobile receivables. At the Company’s instruction, we randomly selected 125 automobile receivables (the “Sample Receivables”) from the Receivable Listing.

Further, on October 1, 2015 representatives of the Company provided us with a computer-generated automobile loan data file and related record layout containing, as represented to us by the Company, data as of August 31, 2015, with respect to the Sample Receivables (the “Sample Data File”).

At the Company’s instruction, for each of the Sample Receivables, we performed certain comparisons and recomputations relating to the automobile receivable characteristics (the “Characteristics”) set forth on the Sample Data File and indicated below.

Characteristics

1. Loan number (for informational purposes only) 2. Original amount financed 3. First payment date 4. Maturity date 5. Original term to maturity	6. Monthly payment 7. Interest rate 8. Vehicle type (new/used) 9. State (dealer) 10. Remaining principal balance

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We compared Characteristics 2. through 8. to the corresponding information set forth on or derived from the Simple Interest Note and Security Agreement or Retail Installment Sales Contract (collectively, the “Contract”), Characteristic 9. to the Certificate of Title, Lien Statement, Application of Title/Lien Holder, Application for Certificate of Ownership, Dealer’s Bill of Sale, Notice of Security Interest Filing, Confirmation of Security Interest (Lien) Perfection or Re-Assignment for New and Used Vehicles (collectively, the “Certificate of Title”), Contract or “Retail Order for a Motor Vehicle,” and Characteristic 10. to a query (the “Servicing System Query”) from the Company’s “Servicing System”, provided by representatives of the Company on October 5, 2015.

At your instruction, for purposes of such comparisons:

•	with respect to Characteristic 2., for those Sample Receivables where we were provided a Simple Interest Note and Security Agreement, we were instructed by representatives of the Company to compare the original amount financed (as set forth on the Sample Data File) to the “original principal amount” (as set forth on the Simple Interest Note and Security Agreement);

•	with respect to Characteristic 6., for the Sample Receivables indicated in Appendix D, we noted a difference with respect to the monthly payment set forth on the Sample Data File, as compared to the monthly payment set forth on or derived from the Contract. For these Sample Receivables, we were instructed by representatives of the Company to perform an additional procedure to compare the monthly payment set forth on the Sample Data File to screens shots from the Servicing System provided by the Company (the “System Screen Shots”). Such comparisons were found to be in agreement;

•	with respect to Characteristic 7., for those Sample Receivables where we were provided (i) a Simple Interest Note and Security Agreement, we were instructed by representatives of the Company to compare the interest rate (as set forth on the Sample Data File) to the “annual rate” (as set forth on the Simple Interest Note and Security Agreement) or (ii) a Retail Installment Sales Contract, we were instructed by representatives of the Company to compare the interest rate (as set forth on the Sample Data File) to the “APR” (as set forth on the Retail Installment Sales Contract). Further, with respect to Characteristic 7., differences of 0.01% or less are noted to be in agreement;

•	with respect to Characteristic 7., for the Sample Receivables indicated in Appendix E, we noted a difference with respect to the interest rate set forth on the Sample Data File, as compared to the interest rate set forth on or derived from the Contract. For these Sample Receivables, we were instructed by representatives of the Company to perform an additional procedure to compare the interest rate set forth on the Sample Data File to screens shots from the Servicing System provided by the Company (the “System Screen Shots”). Such comparisons were found to be in agreement; and

•	with respect to Characteristic 8., in those instances where the vehicle type was not indicated on the Contract, we noted the vehicle type to be (i) new, if the model year (as set forth on the Contract) was 2015 or later or (ii) used, if the model year (as set forth on the Contract) was 2014 or earlier. Also, a vehicle type of “demo” (as set forth on the Contract) is deemed to be in agreement with “used” (as set forth on the Sample Data File).

In addition to the procedures described above, for each of the Sample Receivables, we looked for the following:

•	the Contract was signed;

•	the security interest of the Company was stated on the Certificate of Title (as defined above); and

•	the existence of a “Customer Credit Application.”

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The automobile receivables documents described above, including any information obtained from the indicated systems, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Automobile Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Automobile Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Automobile Documents. In addition, we make no representations as to whether the Automobile Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Receivables.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Initial Data File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix A. Supplemental information is contained on Appendix B and Appendix C.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the automobile receivables underlying the Sample Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the automobile receivables or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Receivable Listing and Sample Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

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This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

4

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 15, 2015.

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	One difference in monthly payment.

2	Unable to verify the existence of one document.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 15, 2015 (REDACTED)

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Receivable number	Characteristic	Characteristic set forth on the Sample Data File	Characteristic set forth on the Contract
1	[REDACTED]	Monthly payment	$258.18	$264.55

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 15, 2015 (REDACTED)

Supplemental Information Related to the Findings Set Forth on Appendix A

In applying our agreed-upon procedures as outlined above, we were unable to verify the existence of the following:

Exception Description Number	Sample Receivable number	Item not verified
2	[REDACTED]	Customer Credit Application

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 15, 2015 (REDACTED)

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 6. for the following Sample Receivables:

[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 15, 2015 (REDACTED)

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 7. for the following Sample Receivables:

[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.